Equipment (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Equipment (Textual)
Depreciation expense	$ 24	$ 455	$ 1,854	$ 2,697